Provisions - Schedule of status and changes of the defined benefit obligations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Benefits paid due to settlements	€ (20)	€ (2)	€ (179)
Spain
Disclosure of net defined benefit liability (asset) [line items]
Financial actuarial (gains)/losses	21
Spain | Present value of defined benefit obligation | Post-employment plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) at beginning of period	1,987	2,076	2,891
Incorporation of Group companies, net	0	0	0
Current service cost	3	2	3
Interest cost	71	82	78
Pre-retirement cost	0	0	0
Effect of curtailment/settlement	(10)	(1)	(8)
Benefits paid	(203)	(210)	(258)
Benefits paid due to settlements	(2)	0	0
Past service cost	3	2	2
Actuarial (gains)/losses	45	37	(631)
Demographic actuarial (gains)/losses	0	(2)	2
Financial actuarial (gains)/losses	45	39	(633)
Exchange differences and other items	5	(1)	(1)
Net defined benefit liability (asset) at end of period	1,899	1,987	2,076
Spain | Present value of defined benefit obligation | Other similar obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset) at beginning of period	824	903	1,198
Incorporation of Group companies, net	0	0	0
Current service cost	1	1	1
Interest cost	25	30	25
Pre-retirement cost	303	160	92
Effect of curtailment/settlement	(4)	(1)	0
Benefits paid	(292)	(290)	(346)
Benefits paid due to settlements	0	0	0
Past service cost	0	13	0
Actuarial (gains)/losses	0	7	(68)
Demographic actuarial (gains)/losses	(1)	0	(5)
Financial actuarial (gains)/losses	1	7	(63)
Exchange differences and other items	0	1	1
Net defined benefit liability (asset) at end of period	€ 857	€ 824	€ 903